Investment in Securities - Additional Information (Detail) ¥ in Millions	Sep. 30, 2017 JPY (¥) Investment	Mar. 31, 2017 JPY (¥) Investment
Schedule of Investments [Line Items]
Aggregate carrying amount of other securities accounted for under the cost method	¥ 25,400	¥ 25,597
Aggregate carrying amount of other securities not evaluated for impairment	25,381	25,396
Investment funds fair value	¥ 34,031	¥ 24,894
Number of investment securities in an unrealized loss position | Investment	322	325
CMBS and RMBS in the Americas, and other asset-backed securities
Schedule of Investments [Line Items]
Non-credit components of other-than-temporary impairments, gross unrealized gains	¥ 34	¥ 57
Non-credit components of other-than-temporary impairments, unrealized gain net of taxes	22	36
Non-credit components of other-than-temporary impairments gains, accumulated other comprehensive income	0	0
Non-credit components of other-than-temporary impairments losses, accumulated other comprehensive income	0	0
Available-for-sale securities
Schedule of Investments [Line Items]
Investment funds fair value	22,442	15,400
Available-for-sale securities | Government Securities
Schedule of Investments [Line Items]
Investment funds fair value	2,021	1,015
Available-for-sale securities | Foreign Corporate Debt Securities
Schedule of Investments [Line Items]
Investment funds fair value	2,648	1,026
Other securities
Schedule of Investments [Line Items]
Investment funds fair value	¥ 6,920	¥ 7,453